EQUITY (Details 2) (USD $)	3 Months Ended
Mar. 31, 2013
Begining Balance	18,788,485
Granted	1,137,632
Expired/Cancelled	(688,749)
Exercised	(1,948,792)
Ending Balance	17,288,576
Begining Balance, Weighted-Average Exercise Price	$ 0.56
Granted, Weighted-Average Exercise Price	$ 0.96
Expired/Cancelled, Weighted-Average Exercise Price	$ 1.49
Exercised, Weighted-Average Exercise Price	$ 0.5
Ending Balance, Weighted-Average Exercise Price	$ 0.56
Stock option plans [Member]
Begining Balance	3,031,221
Granted	410,000
Expired/Cancelled	(9,996)
Exercised	(10,000)
Ending Balance	3,421,225
Begining Balance, Weighted-Average Exercise Price	$ 0.82
Granted, Weighted-Average Exercise Price	$ 0.93
Expired/Cancelled, Weighted-Average Exercise Price	$ 0.82
Exercised, Weighted-Average Exercise Price	$ 0.17
Ending Balance, Weighted-Average Exercise Price	$ 0.83